Property, Plant and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 323.9	$ 302.7	$ 314.6
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,112.6	1,063.6
Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(788.7)	(760.9)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	11.1	10.9	10.7
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	23.1	22.9
Land | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12.0)	(12.0)
Buildings including improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	141.6	140.1	141.7
Buildings including improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	344.0	322.0
Buildings including improvements | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(202.4)	(181.9)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	171.2	151.7	$ 162.2
Machinery and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	745.5	718.7
Machinery and equipment | Accumulated Depreciation and Impairment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ (574.3)	$ (567.0)